Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP002
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	Registered investment company funds:
	PIMCO	Income Institutional	**	$610,665
	Total registered investment company funds			610,665
	Common commingled trust funds:
	Capital Group	New Perspective Trust U3	**	628,517
	State Street	Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class X	**	176,497
	State Street	S&P 500 Index Securities Lending Series Fund Class X	**	1,731,384
	State Street	Small/Mid Cap Index Securities Lending Class II	**	140,619
	State Street	U.S. Bond Index Securities Lending Series Fund Class X	**	171,650
*	T. Rowe Price	Retirement Balanced Trust K	**	36,645
*	T. Rowe Price	TRP Ret 2005 Active Trust K	**	23,077
*	T. Rowe Price	TRP Ret 2010 Active Trust K	**	36,474
*	T. Rowe Price	TRP Ret 2015 Active Trust K	**	119,423
*	T. Rowe Price	TRP Ret 2020 Active Trust K	**	392,108
*	T. Rowe Price	TRP Ret 2025 Active Trust K	**	861,953
*	T. Rowe Price	TRP Ret 2030 Active Trust K	**	1,397,184
*	T. Rowe Price	TRP Ret 2035 Active Trust K	**	1,509,447
*	T. Rowe Price	TRP Ret 2040 Active Trust K	**	1,760,441
*	T. Rowe Price	TRP Ret 2045 Active Trust K	**	2,017,008
*	T. Rowe Price	TRP Ret 2050 Active Trust K	**	1,433,649
*	T. Rowe Price	TRP Ret 2055 Active Trust K	**	1,744,032
*	T. Rowe Price	TRP Ret 2060 Active Trust K	**	985,054
*	T. Rowe Price	TRP Ret 2065 Active Trust K	**	333,989
*	T. Rowe Price	TRP Ret 2070 Active Trust K	**	6,156
*	T. Rowe Price	TRP Ret 2020 Active Trust-Income K	**	9,809
*	T. Rowe Price	TRP Ret 2025 Active Trust-Income K	**	2,660
	Wellington	CIF II Growth S5	**	1,334,525
	Total common commingled trust funds			16,852,301
	Separately managed accounts:
	Mid-Cap Growth Portfolio:
	Agilent Technologies Inc.	Common Stock	**	28,153
	Align Technology Inc.	Common Stock	**	6,916
	Alnylam Pharmaceuticals Inc.	Common Stock	**	17,684
	Amphenol Corp., Class A	Common Stock	**	14,330
	Arcellx Inc.	Common Stock	**	4,202
	Assurant Inc.	Common Stock	**	22,177
	Atlassian Corp., Class A	Common Stock	**	8,162
	Aurora Innovation Inc., Class A	Common Stock	**	1,588
	Avantor Inc.	Common Stock	**	9,484
	Avery Dennison Corp.	Common Stock	**	12,919
	Ball Corp.	Common Stock	**	8,794
	Biogen Inc.	Common Stock	**	4,688
	Booz Allen Hamilton Holdings Corporation, Class A	Common Stock	**	11,816
	Broadridge Financial Solutions Inc.	Common Stock	**	4,070

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	Bruker Corp.	Common Stock	**	3,632
	Burlington Stores Inc.	Common Stock	**	19,166
	BWX Technologies Inc.	Common Stock	**	8,656
	Caris Life Sciences Inc.	Common Stock	**	3,898
	Casey's General Stores Inc.	Common Stock	**	10,644
	Cboe Global Markets Inc.	Common Stock	**	11,343
	CCC Intelligent Solutions Holdings Inc.	Common Stock	**	12,430
	Cencora Inc.	Common Stock	**	19,441
	Cheniere Energy Inc.	Common Stock	**	13,691
	Corcept Therapeutics Incorporated	Common Stock	**	1,198
	Corning Incorporated	Common Stock	**	1,729
	Corpay Inc.	Common Stock	**	8,341
	Costar Group Inc.	Common Stock	**	5,903
	Cytokinetics Incorporated	Common Stock	**	6,770
	Dollar Tree Inc.	Common Stock	**	21,340
	Domino's Pizza Inc.	Common Stock	**	20,254
	DraftKings Inc., Class A	Common Stock	**	10,213
	DT Midstream Inc.	Common Stock	**	1,539
	Duolingo Inc.	Common Stock	**	3,274
	Elanco Animal Health Inc.	Common Stock	**	9,597
	Encompass Health Corp.	Common Stock	**	7,137
	EQT Corp.	Common Stock	**	12,796
	Equifax Inc.	Common Stock	**	6,342
	Everpure Inc.	Common Stock	**	8,450
	Expand Energy Corp.	Common Stock	**	7,696
	Fortive Corp.	Common Stock	**	3,798
	Hilton Worldwide Holdings Inc.	Common Stock	**	32,238
	Hologic Inc.	Common Stock	**	11,095
	HubSpot Inc.	Common Stock	**	4,083
	Ingersoll Rand Inc.	Common Stock	**	14,202
	Ionis Pharmaceuticals Inc.	Common Stock	**	16,786
	ITT Inc.	Common Stock	**	8,499
	Keysight Technologies Inc.	Common Stock	**	16,378
	Lattice Semiconductor Corp.	Common Stock	**	25,537
	Liberty Live Holdings Inc., Series C	Common Stock	**	9,399
	Liberty Media Corp., Series C Liberty Formula One	Common Stock	**	21,077
	Live Nation Entertainment Inc.	Common Stock	**	2,388
	MACOM Technology Solutions Holdings Inc.	Common Stock	**	15,053
	Manhattan Associates Inc.	Common Stock	**	10,927
	Maplebear Inc.	Common Stock	**	906
	Markel Group Inc.	Common Stock	**	8,363
	Martin Marietta Materials Inc.	Common Stock	**	14,664
	Masimo Corp.	Common Stock	**	2,556
	McCormick & Company Inc.	Common Stock	**	10,579
	McGraw Hill Inc.	Common Stock	**	2,577
	Mettler-Toldeo International Inc.	Common Stock	**	24,479
	Microchip Technology Inc.	Common Stock	**	15,726

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	Molina Healthcare Inc.	Common Stock	**	7,063
	MongoDB Inc.	Common Stock	**	5,736
	Monolithic Power Systems Inc.	Common Stock	**	16,509
	MSCI Inc.	Common Stock	**	20,433
	Natera Inc.	Common Stock	**	2,887
	Netskope Inc., Class A	Common Stock	**	1,281
	New York Times Co., Class A	Common Stock	**	15,021
	Nuvalent Inc., Class A	Common Stock	**	1,214
	Old Dominion Freight Line Inc.	Common Stock	**	14,453
	Onestream Inc., Class A	Common Stock	**	2,511
	Paylocity Holding Corp.	Common Stock	**	14,078
	Planet Fitness Inc., Class A	Common Stock	**	18,655
	Pool Corporation	Common Stock	**	11,068
	PTC Inc.	Common Stock	**	27,171
	Quanta Services Inc.	Common Stock	**	7,452
	Quidelortho Corp.	Common Stock	**	4,284
	Ralliant Corporation	Common Stock	**	3,375
	Raymond James Financial Inc.	Common Stock	**	14,210
	Reddit Inc., Class A	Common Stock	**	11,051
	Revolution Medicines Inc.	Common Stock	**	3,552
	Ross Stores Inc.	Common Stock	**	12,669
	Ryan Specialty Holdings Inc., Class A	Common Stock	**	5,217
	Service Corporation International	Common Stock	**	9,171
	StandardAero Inc.	Common Stock	**	7,532
	Teleflex Inc.	Common Stock	**	13,471
	Texas Roadhouse Inc.	Common Stock	**	9,009
	Textron Inc.	Common Stock	**	16,166
	The Cooper Companies Inc.	Common Stock	**	18,642
	Toast Inc., Class A	Common Stock	**	6,925
	TopBuild Corp.	Common Stock	**	5,702
	TPG Inc., Class A	Common Stock	**	5,085
	Trade Desk Inc/The, Class A	Common Stock	**	3,574
	Tradeweb Markets Inc., Class A	Common Stock	**	7,960
	Transunion	Common Stock	**	14,525
	Tyler Technologies Inc.	Common Stock	**	21,964
	UL Solutions Inc., Class A	Common Stock	**	8,491
	Ulta Beauty Inc.	Common Stock	**	14,649
	Unity Software Inc.	Common Stock	**	5,052
	Vaxcyte Inc.	Common Stock	**	4,716
	Veeva Systems Inc., Class A	Common Stock	**	20,196
	Veralto Corp.	Common Stock	**	13,256
	West Pharmaceutical Services	Common Stock	**	7,703
	Wingstop Inc.	Common Stock	**	4,711
	Wyndham Hotels & Resorts Inc.	Common Stock	**	6,746
	XPO Inc.	Common Stock	**	10,209
	Yum! Brands Inc.	Common Stock	**	25,833
	Zoom Communications Inc.	Common Stock	**	10,295
	Zscaler Inc.	Common Stock	**	11,107

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	Alcon AG	Foreign Stock	**	4,411
	Ascendis Pharma	Foreign Stock	**	8,913
	Bending Spoons S.p.A., Class C	Foreign Stock	**	1,437
	BioNTech SE	Foreign Stock	**	4,796
	Birkenstock Holding PLC	Foreign Stock	**	9,723
	Bullish	Foreign Stock	**	875
	Crispr Therapeutics AG	Foreign Stock	**	3,155
	ESAB Corp.	Foreign Stock	**	14,743
	Ferguson Enterprises Inc. Par	Foreign Stock	**	15,147
	Monday.com Ltd.	Foreign Stock	**	4,681
	NXP Semiconductors N.V.	Foreign Stock	**	9,137
	On Holding AG, Class A	Foreign Stock	**	1,790
	RB Global Inc.	Foreign Stock	**	6,219
	Sportradar Group AG	Foreign Stock	**	5,335
	TechnipFMC PLC	Foreign Stock	**	19,361
	Viking Holdings Ltd.	Foreign Stock	**	22,887
	Databricks, Series H Convertible	Preferred Stock	**	1,874
	Databricks, Series I Convertible	Preferred Stock	**	799
	Nuro Inc., Series D	Preferred Stock	**	520
	Redwood Materials Inc., Series C	Preferred Stock	**	756
	Sila Nanotechnologies Inc., Series F	Preferred Stock	**	622
	Databricks, Series J	Convertible Equity	**	1,514
*	Northern Institutional Treasury Portfolio	Money Market Securities	**	935
*	T. Rowe Price Government Reserve Fund	Money Market Securities	**	29,100
	Large Cap Value Portfolio:
	Abbott Laboratories	Common Stock	**	4,559
	Allstate Corp.	Common Stock	**	7,326
	Alphabet Inc., Class A	Common Stock	**	12,384
	Alphabet Inc., Class C	Common Stock	**	10,036
	Amazon.com Inc.	Common Stock	**	6,672
	Ameren Corporation	Common Stock	**	5,149
	American Express Company	Common Stock	**	7,301
	Ametek Inc.	Common Stock	**	9,857
	Analog Devices Inc.	Common Stock	**	5,854
	Annaly Capital Management Inc.	Common Stock	**	3,001
	Apollo Global Management Inc.	Common Stock	**	874
	Arista Networks Inc.	Common Stock	**	5,963
	Atmos Energy Corp.	Common Stock	**	2,220
	Autozone Inc.	Common Stock	**	6,699
	Ball Corp.	Common Stock	**	3,563
	Bank of America Corp.	Common Stock	**	8,608
	Berkshire Hathaway Inc., Class B	Common Stock	**	16,061
	Booking Holdings Inc.	Common Stock	**	3,752
	Capital One Financial Corporation	Common Stock	**	1,962
	Caterpillar Inc.	Common Stock	**	5,822
	Cencora Inc.	Common Stock	**	7,729
	Chevron Corp.	Common Stock	**	7,067
	Cigna Group	Common Stock	**	1,852

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	Cisco Systems Inc.	Common Stock	**	5,907
	Citigroup Inc.	Common Stock	**	5,145
	CME Group Inc.	Common Stock	**	2,460
	Colgate-Palmolive Company	Common Stock	**	3,878
	Conocophillips	Common Stock	**	9,215
	Corebridge Financial Inc.	Common Stock	**	129
	CSX Corp.	Common Stock	**	3,969
	Danaher Corp.	Common Stock	**	1,844
	Deere & Company	Common Stock	**	12,422
	Dollar Tree Inc.	Common Stock	**	5,382
	Elevance Health Inc.	Common Stock	**	5,303
	Equity LifeStyle Properties Inc.	Common Stock	**	2,507
	Equifax Inc.	Common Stock	**	2,210
	Essex Property Trust Inc.	Common Stock	**	2,959
	Exxon Mobil Corp.	Common Stock	**	3,752
	Fifth Third Bancorp	Common Stock	**	4,834
	General Electric Company	Common Stock	**	4,569
	Gilead Sciences Inc.	Common Stock	**	7,932
	Home Depot Inc.	Common Stock	**	6,097
	Intel Corporation	Common Stock	**	3,518
	Intercontinental Exchange Inc.	Common Stock	**	7,611
	InterDigital Inc.	Common Stock	**	1,494
	International Business Machines Corporation	Common Stock	**	3,161
	International Paper Company	Common Stock	**	7,690
	Johnson & Johnson	Common Stock	**	3,945
	JPMorgan Chase & Co.	Common Stock	**	18,969
	KeyCorp	Common Stock	**	1,095
	Keysight Technologies Inc.	Common Stock	**	13,567
	KLA Corp.	Common Stock	**	3,638
	Lam Research Corporation	Common Stock	**	3,902
	Lowe's Companies Inc.	Common Stock	**	3,033
	McDonald's Corp.	Common Stock	**	7,563
	Merck & Co. Inc.	Common Stock	**	811
	Meta Platforms Inc.	Common Stock	**	2,635
	Metlife Inc.	Common Stock	**	1,250
	Microsoft Corporation	Common Stock	**	2,430
	Mondelez International Inc.	Common Stock	**	6,896
	Morgan Stanley	Common Stock	**	4,252
	Norfolk Southern Corp.	Common Stock	**	4,212
	Northrop Grumman Corp.	Common Stock	**	2,090
	Old Dominion Freight Line Inc.	Common Stock	**	4,698
	Owens Corning	Common Stock	**	1,726
	PACCAR Inc.	Common Stock	**	111
	Parker-Hannifin Corp.	Common Stock	**	8,772
	Pinterest Inc., Class A	Common Stock	**	2,227
	PPG Industries Inc.	Common Stock	**	2,122
	Proctor & Gamble Co/The	Common Stock	**	8,025
	Progressive Corp.	Common Stock	**	634

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	Public Storage	Common Stock	**	2,111
	Quest Diagnostics Incorporated	Common Stock	**	2,710
	Range Resources Corp.	Common Stock	**	5,581
	Republic Services Inc.	Common Stock	**	5,998
	Revvity Inc.	Common Stock	**	4,887
	Salesforce Inc.	Common Stock	**	2,383
	Tenet Healthcare Corp.	Common Stock	**	6,723
	Texas Instruments Corp.	Common Stock	**	8,627
	The Charles Schwab Corp.	Common Stock	**	8,783
	The Goldman Sachs Group Inc.	Common Stock	**	4,226
	The Southern Company	Common Stock	**	7,459
	The Travelers Companies Inc.	Common Stock	**	2,638
	The Walt Disney Company	Common Stock	**	3,898
	T-Mobile US Inc.	Common Stock	**	4,456
	Toll Brothers Inc.	Common Stock	**	2,078
	Tractor Supply Co.	Common Stock	**	174
	UnitedHealth Group Inc.	Common Stock	**	7,246
	Valero Energy Corporation	Common Stock	**	5,446
	VICI Properties Inc.	Common Stock	**	2,210
	Visa Inc., Class A	Common Stock	**	2,475
	W. W. Grainger Inc.	Common Stock	**	3,323
	Wabtec Corp.	Common Stock	**	9,017
	Walmart Inc.	Common Stock	**	1,720
	Welltower Inc.	Common Stock	**	5,258
	Xcel Energy	Common Stock	**	5,446
	Alcon AG	Foreign Stock	**	1,578
	AstraZeneca PLC	Foreign Stock	**	3,280
	Chubb Ltd.	Foreign Stock	**	2,437
	Franco-Nevada Corp.	Foreign Stock	**	908
	Linde PLC	Foreign Stock	**	6,529
	Pentair PLC	Foreign Stock	**	2,578
	SLB N.V.	Foreign Stock	**	4,928
	TE Connectivity Ltd.	Foreign Stock	**	3,560
	TechnipFMC PLC	Foreign Stock	**	3,868
*	Northern Institutional Treasury Portfolio	Money Market Securities	**	1,028
*	T. Rowe Price Government Money Fund	Money Market Securities	**	3,197
	Small-Cap Core Portfolio:
	Advanced Drainage Systems Inc.	Common Stock	**	539
	Advanced Energy Industries Inc.	Common Stock	**	1,602
	Albany International Corp., Class A	Common Stock	**	318
	Alignment Healthcare Inc.	Common Stock	**	5,438
	Alliance Laundry Holdings Inc.	Common Stock	**	708
	API Group Corp.	Common Stock	**	6,897
	Apogee Therapeutics Inc.	Common Stock	**	1,421
	Applied Digital Corporation	Common Stock	**	1,752
	AptarGroup Inc.	Common Stock	**	982
	Arcellx Inc.	Common Stock	**	4,081
	Arcosa Inc.	Common Stock	**	3,311

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	Atlanta Braves Holdings Inc., Series C	Common Stock	**	1,970
	Atlantic Union Bankshares Corporation	Common Stock	**	851
	Atmus Filtration Technologies Inc.	Common Stock	**	2,567
	Aurora Innovation Inc., Class A	Common Stock	**	1,195
	Axsome Therapeutics Inc.	Common Stock	**	87
	AZZ Inc.	Common Stock	**	4,015
	Banc of California Inc.	Common Stock	**	3,932
	Bel Fuse Inc., Class B	Common Stock	**	1,767
	BETA Technologies Inc., Class A	Common Stock	**	1,081
	Bicara Therapeutics Inc.	Common Stock	**	1,691
	BillionToOne Inc., Class A	Common Stock	**	252
	BioLife Solutions Inc.	Common Stock	**	3,672
	Bio-Rad Laboratories Inc., Class A	Common Stock	**	530
	Bio-Techne Corporation	Common Stock	**	1,798
	BJ's Wholesale Club Holdings Inc.	Common Stock	**	1,837
	Black Diamond Therapeutics Inc.	Common Stock	**	416
	Black Rock Coffee Bar Inc., Class A	Common Stock	**	522
	Blue Foundry Bancorp.	Common Stock	**	508
	Boot Barn Holdings Inc.	Common Stock	**	1,068
	Booz Allen Hamilton Holdings Corporation, Class A	Common Stock	**	954
	BRC Inc., Class A	Common Stock	**	270
	BrightSpring Health Services Inc.	Common Stock	**	4,515
	Burlington Stores Inc.	Common Stock	**	1,853
	Cactus Inc., Class A	Common Stock	**	613
	California Water Services Group	Common Stock	**	2,154
	CareTrust REIT Inc.	Common Stock	**	2,334
	Caris Life Sciences Inc.	Common Stock	**	2,899
	Casella Waste Systems Inc., Class A	Common Stock	**	3,401
	Cava Group Inc.	Common Stock	**	63
	Cboe Global Markets Inc.	Common Stock	**	2,897
	CCC Intelligent Solutions Holdings Inc.	Common Stock	**	1,785
	CECO Environmental Corp.	Common Stock	**	1,274
	CG Oncology Inc.	Common Stock	**	430
	Checkr Inc.	Common Stock	**	225
	Chesapeake Utilities Corp.	Common Stock	**	4,720
	Cipher Digital Inc.	Common Stock	**	788
	Columbia Banking Systems Inc.	Common Stock	**	4,167
	Corcept Therapeutics Incorporated	Common Stock	**	799
	Crane Co.	Common Stock	**	1,709
	CRB Group Inc.	Common Stock	**	362
	CSW Industrials Inc.	Common Stock	**	2,557
	Cubesmart	Common Stock	**	1,807
	Curbline Properties Corp.	Common Stock	**	5,142
	Cytokinetics Incorporated	Common Stock	**	6,907
	Denali Therapeutics Inc.	Common Stock	**	2,515
	Dime Community Bancshares Inc.	Common Stock	**	2,021
	Duolingo Inc.	Common Stock	**	51

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	Dutch Bros Inc., Class A	Common Stock	**	1,844
	Dyne Therapeutics Inc.	Common Stock	**	7,411
	East West Bancorp Inc.	Common Stock	**	5,329
	Eastern Bankshares Inc.	Common Stock	**	3,985
	Eastgroup Properties Inc.	Common Stock	**	1,544
	Elanco Animal Health Inc.	Common Stock	**	7,044
	Element Solutions Inc.	Common Stock	**	4,834
	Enpro Inc.	Common Stock	**	2,722
	Entegris Inc.	Common Stock	**	3,972
	Equity Bancshares Inc., Class A	Common Stock	**	2,038
	Erasca Inc.	Common Stock	**	795
	Esco Technologies Inc.	Common Stock	**	1,056
	FB Financial Corp.	Common Stock	**	2,567
	Federal Signal Corp.	Common Stock	**	1,237
	Five Star Bancorp	Common Stock	**	2,163
	Flagship Communities REIT UT	Common Stock	**	1,783
	Flagstar Bank, National Association	Common Stock	**	1,983
	Floor & Décor Holdings Inc., Class A	Common Stock	**	1,958
	Flowserve Corporation	Common Stock	**	1,198
	FTAI Aviation Ltd.	Common Stock	**	2,113
	GCI Liberty Inc. Series C	Common Stock	**	291
	GeneDx Holdings Corp., Class A	Common Stock	**	1,457
	Goosehead Insurance Inc., Class A	Common Stock	**	3,190
	GPGI Inc.	Common Stock	**	31
	Graco Inc.	Common Stock	**	1,843
	GRAIL Inc.	Common Stock	**	49
	Grocery Outlet Holding Corp.	Common Stock	**	3,194
	HA Sustainable Infrastructure Capital Inc.	Common Stock	**	1,805
	Hagerty Inc., Class A	Common Stock	**	1,073
	Hamilton Lane Inc., Class A	Common Stock	**	2,976
	Haul Hub, Series C Convertible	Common Stock	**	8
	Healthequity Inc.	Common Stock	**	31
	Home Bancshares Inc.	Common Stock	**	1,835
	i3 Verticals Inc., Class A	Common Stock	**	1,516
	iCapital Inc.	Common Stock	**	795
	Idacorp Inc.	Common Stock	**	3,786
	Immunome Inc.	Common Stock	**	7,507
	Immunovant Inc.	Common Stock	**	3,141
	Impinj Inc.	Common Stock	**	883
	Independence Realty Trust Inc.	Common Stock	**	1,981
	Installed Building Products Inc.	Common Stock	**	1,855
	InterDigital Inc.	Common Stock	**	1,652
	International Paper Company	Common Stock	**	3,706
	Ionis Pharmaceuticals Inc.	Common Stock	**	774
	IonQ Inc.	Common Stock	**	34
	IRadimed Corp.	Common Stock	**	350
	JBT Marel Corporation	Common Stock	**	1,839
	JFrog Ltd.	Common Stock	**	2,425

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	Kadant Inc.	Common Stock	**	664
	Karman Holdings Inc.	Common Stock	**	1,768
	Kearny Financial Corp/Md	Common Stock	**	613
	Knife River Corp.	Common Stock	**	1,652
	Kodiak Sciences Inc.	Common Stock	**	347
	Kontoor Brands Inc.	Common Stock	**	724
	Kratos Defense & Security Solutions Inc.	Common Stock	**	1,458
	Kymera Therapeutics Inc.	Common Stock	**	1,267
	Lattice Semiconductor Corp.	Common Stock	**	9,712
	Leonardo DRS Inc.	Common Stock	**	443
	Liberty Live Holdings Inc., Series C	Common Stock	**	12,316
	Life Time Group Holdings Inc.	Common Stock	**	1,948
	Littelfuse Inc.	Common Stock	**	1,905
	Live Oak Bancshares Inc.	Common Stock	**	2,260
	Loar Holdings Inc.	Common Stock	**	4,907
	Louisiana-Pacific Corp.	Common Stock	**	1,411
	Lumexa Imaging Holdings Inc.	Common Stock	**	1,127
	MACOM Technology Solutions Holdings Inc.	Common Stock	**	5,373
	Madison Square Garden Sports Corp.	Common Stock	**	2,666
	MapLight Therapeutics Inc.	Common Stock	**	584
	Maravai LifeSciences Holdings Inc., Class A	Common Stock	**	454
	Marqeta Inc.	Common Stock	**	2,651
	Masimo Corp.	Common Stock	**	5,926
	Mercury Systems Inc.	Common Stock	**	2,167
	Miami International Holdings Inc.	Common Stock	**	3,188
	Middlesex Water Co.	Common Stock	**	1,311
	Mirion Technologies Inc., Class A	Common Stock	**	7,308
	Molina Healthcare Inc.	Common Stock	**	1,722
	MSA Safety Inc.	Common Stock	**	1,876
	MYR Group Inc.	Common Stock	**	1,192
	National Energy Services Reunited Corp.	Common Stock	**	194
	nCino Inc.	Common Stock	**	844
	Neogen Corp.	Common Stock	**	1,195
	Neptune Insurance Holdings Inc., Class A	Common Stock	**	2,762
	Netskope Inc., Class A	Common Stock	**	214
	Nuvalent Inc., Class A	Common Stock	**	2,503
	OceanFirst Financial Corp.	Common Stock	**	1,201
	OGE Energy Corp.	Common Stock	**	3,464
	Olaplex Holdings Inc.	Common Stock	**	931
	Onestream Inc., Class A	Common Stock	**	1,168
	Onto Innovation Inc.	Common Stock	**	1,308
	OPENLANE Inc.	Common Stock	**	1,335
	Oscar Health Inc., Class A	Common Stock	**	1,825
	PAR Technology Corp/Del	Common Stock	**	5,094
	Parsons Corp.	Common Stock	**	2,861
	Patrick Industries Inc.	Common Stock	**	694
	Pax Labs Inc., Class A	Common Stock	**	51
	Pennymac Financial Services	Common Stock	**	7,343

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	Penumbra Inc.	Common Stock	**	31
	Personalis Inc.	Common Stock	**	2,053
	Pinnacle Financial Partners	Common Stock	**	2,768
	PJT Partners Inc., Class A	Common Stock	**	757
	Planet Fitness Inc., Class A	Common Stock	**	6,599
	Praxis Precision Medicines Inc.	Common Stock	**	2,305
	PriceSmart Inc.	Common Stock	**	634
	Prime Medicine Inc.	Common Stock	**	391
	Procept Biorobotics Corp.	Common Stock	**	2,847
	Prosperity Bancshares Inc.	Common Stock	**	2,843
	Quidelortho Corp.	Common Stock	**	3,051
	QXO Inc.	Common Stock	**	3,804
	Radnet Inc.	Common Stock	**	1,686
	Ralliant Corporation	Common Stock	**	881
	Rambus Inc.	Common Stock	**	1,934
	Range Resources Corp.	Common Stock	**	60
	RBC Bearings Inc.	Common Stock	**	6,979
	Red Rock Resorts Inc., Class A	Common Stock	**	602
	Reddit Inc., Class A	Common Stock	**	70
	Renasant Corporation	Common Stock	**	1,453
	Repligen Corp.	Common Stock	**	3,065
	Revolution Medicines Inc.	Common Stock	**	578
	Riot Platforms Inc.	Common Stock	**	42
	RLI Corp.	Common Stock	**	1,389
	Rocket Companies Inc., Class A	Common Stock	**	3,182
	Root Inc., Class A	Common Stock	**	1,250
	Royal Gold Inc.	Common Stock	**	1,869
	Rush Enterprises Inc., Class A	Common Stock	**	906
	Saia Inc.	Common Stock	**	3,217
	Savers Value Village Inc.	Common Stock	**	1,921
	Semtech Corporation	Common Stock	**	3,133
	Simply Good Foods Co/The	Common Stock	**	373
	Simpson Manufacturing Co. Inc.	Common Stock	**	533
	Siteone Landscape Supply Inc.	Common Stock	**	3,919
	SiTime Corporation	Common Stock	**	1,485
	Sotera Health Co.	Common Stock	**	2,735
	SouthState Bank Corporation	Common Stock	**	4,275
	SPX Technologies Inc.	Common Stock	**	2,028
	Standex International Corporation	Common Stock	**	1,003
	Stepstone Group Inc., Class A	Common Stock	**	874
	Stifel Financial Corp.	Common Stock	**	58
	StoneX Group Inc.	Common Stock	**	2,582
	Surgery Partners Inc.	Common Stock	**	223
	Teledyne Technologies Inc.	Common Stock	**	1,872
	Terreno Realty Corp.	Common Stock	**	2,809
	Texas Capital Bancshares Inc.	Common Stock	**	3,874
	The Ensign Group Inc.	Common Stock	**	1,020
	The Macerich Company	Common Stock	**	950

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	The Middleby Corporation	Common Stock	**	2,364
	Turning Point Brands Inc.	Common Stock	**	471
	TWFG Inc., Class A	Common Stock	**	1,736
	TXNM Energy Inc.	Common Stock	**	58
	UL Solutions Inc., Class A	Common Stock	**	1,203
	United States Lime & Minerals, Inc.	Common Stock	**	1,178
	Uniti Group Inc.	Common Stock	**	2,516
	Uranium Energy Corp.	Common Stock	**	506
	Urban Outfitters Inc.	Common Stock	**	918
	USCB Financial Holdings Inc., Class A	Common Stock	**	741
	Vaxcyte Inc.	Common Stock	**	1,129
	Viper Energy Inc., Class A	Common Stock	**	1,884
	VSE Corp.	Common Stock	**	10,301
	Warrior Met Coal Inc.	Common Stock	**	1,920
	Wealthfront Corporation	Common Stock	**	446
	Weatherford International PLC	Common Stock	**	1,961
	Western Alliance Bancorporation	Common Stock	**	3,246
	White Mountains Insurance Group Ltd.	Common Stock	**	1,971
	Willscot Holdings Corp.	Common Stock	**	1,900
	Wingstop Inc.	Common Stock	**	2,043
	Workiva Inc., Class A	Common Stock	**	865
	Wyndham Hotels & Resorts Inc.	Common Stock	**	1,953
	Xometry Inc., Class A	Common Stock	**	484
	Birkenstock Holding PLC	Foreign Stock	**	3,133
	Bullish	Foreign Stock	**	171
	Capstone Copper Corp.	Foreign Stock	**	2,029
	Cellebrite DI Ltd.	Foreign Stock	**	4,103
	Cenovus Energy Inc.	Foreign Stock	**	3,490
	Colliers International Group Inc.	Foreign Stock	**	2,863
	Definity Financial Corporation	Foreign Stock	**	2,099
	Denison Mines Corp.	Foreign Stock	**	49
	Descartes Systems Group/The	Foreign Stock	**	55
	Diploma PLC	Foreign Stock	**	1,793
	Esab Corp.	Foreign Stock	**	7,900
	eToro Group Ltd., Class A	Foreign Stock	**	1,109
	Fabrinet	Foreign Stock	**	314
	Firstservice Corp.	Foreign Stock	**	1,839
	Golar LNG Limited	Foreign Stock	**	2,670
	Immatics NV	Foreign Stock	**	3,679
	Immunocore Holdings PLC - ADR	Foreign Stock	**	5,092
	OR Royalties Inc.	Foreign Stock	**	5,618
	SECURE Waste Infrastructure Corp.	Foreign Stock	**	1,909
	Spirax Group PLC	Foreign Stock	**	1,906
	Sportradar Group AG	Foreign Stock	**	2,069
	Stevanato Group SpA	Foreign Stock	**	1,602
	TechnipFMC PLC	Foreign Stock	**	4,065
	TMX Group Ltd.	Foreign Stock	**	2,952
	Tower Semiconductor Ltd.	Foreign Stock	**	563

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
	Weir Group ADR	Foreign Stock	**	1,155
	Xenon Pharmaceuticals Inc.	Foreign Stock	**	642
	Ypsomed Holding AG	Foreign Stock	**	1,178
	1661 Inc. D/B/A/ Goat, Series F Convertible	Preferred Stock	**	82
	ABL Space Systems, Series A-8	Preferred Stock	**	2
	Cellink Inc., Series D	Preferred Stock	**	9
	Checkr Inc., Series C Convertible	Preferred Stock	**	307
	Checkr Inc., Series D Convertible	Preferred Stock	**	480
	Cleerly, Series C Convertible	Preferred Stock	**	377
	CRB Group, Series D Convertible	Preferred Stock	**	484
	Epirus Inc., Series C-2 Convertible	Preferred Stock	**	396
	Flexe, Series C Convertible	Preferred Stock	**	59
	Flexe, Series D Convertible	Preferred Stock	**	30
	Haul Hub, Series B Convertible	Preferred Stock	**	21
	Honor Technology Inc., Series D	Preferred Stock	**	252
	Kardium Inc., Series D-6 Convertible	Preferred Stock	**	211
	KoBold Metals Co., Series B-1	Preferred Stock	**	1,284
	Manus Bio Inc., Series One-6	Preferred Stock	**	85
	National Resilence, Series B Convertible	Preferred Stock	**	384
	National Resilence, Series C Convertible	Preferred Stock	**	222
	Nuro Inc., Series C	Preferred Stock	**	647
	Nuro Inc., Series D	Preferred Stock	**	208
	Redwood Materials Inc., Series C	Preferred Stock	**	369
	SecurityScorecard Inc., Series E Convertible	Preferred Stock	**	186
	Sila Nanotechnologies Inc., Series F	Preferred Stock	**	206
	Cash & Cash Equivalents	Foreign Currency	**	30
	Bruker Corp., Convertible Series A	Convertible Equity	**	2,258
	Cellares Corp., Series D Convertible	Convertible Equity	**	617
	Epirus, Inc., Series D Convertible	Convertible Equity	**	99
	Kardigan Inc., Series B Convertible	Convertible Equity	**	557
	Kardium Inc., Series D-7 Convertible	Convertible Equity	**	415
	Kardium Inc., Series D-8 Convertible	Convertible Equity	**	295
	Kobold Metals Co., Series C-1 Convertible	Convertible Equity	**	729
	Lightmatter Inc., Series D Convertible	Convertible Equity	**	588
	Mirador Therapeutics Inc., Series B Convertible	Convertible Equity	**	555
	Novanta Inc. Tangible Equity Units	Convertible Equity	**	2,002
	Treeline Biosciences Inc., Series A-2 Convertible	Convertible Equity	**	475
*	Northern Institutional Treasury Portfolio	Money Market Securities	**	1,476
*	T. Rowe Price Government Reserve Fund	Money Market Securities	**	1,005
	Treeline Biosciences Inc., Warrants	Warrants	**	71
	International Equity Portfolio:
	Capital Group International All Country Equity Trust	Common Trust	**	249,003
*	Northern Institutional Treasury Portfolio Premier Shares	Money Market Securities	**	115
	Total separately managed accounts			2,655,644
	Fully Benefit-Responsive Contracts:
	Capital Preservation Portfolio:

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment	(d) Cost	(e) Current value
*	Northern Institutional Treasury Portfolio	Common Trust	**	11,369
*	T. Rowe Price Cash Reserves Trust	Common Trust	**	17,013
*	T. Rowe Price Intermediate Term Common Trust	Common Trust	**	1,124,170
*	T. Rowe Price Managed Bond Trust	Common Trust	**	152,429
*	T. Rowe Price Short Term Common Trust	Common Trust	**	475,454
	Total fully benefit-responsive contracts			1,780,435
*	Costco Wholesale Corporation	Common Stock	**	18,338,069
	Total investments			40,237,114

*	Participant loans	Interest rates of 4.25% to 10.50% maturing through 2040	__	614,078
	Total			$40,851,192
	_________________________
	* Indicates a party-in-interest
	** Information is not required as investments are participant directed